CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 31,969	$ 24,352
Short-term investments	18,448	15,430
Accounts receivable, net of allowances for chargebacks and cash discounts of $1,154 and $950, respectively	13,671	6,135
Inventories	11,732	5,542
Deferred contract sales organization fees		720
Other current assets	3,575	2,519
Total current assets	79,395	54,698
Property and equipment, net	8,203	7,076
Intangible assets, net	16,348	17,647
Other assets	162	150
Total assets	104,108	79,571
Current Liabilities:
Accounts payable	11,460	7,798
Accrued expenses	20,944	7,773
Current portion of long-term debt	896	4,921
Total current liabilities	33,300	20,492
Long-Term Liabilities:
Long-term debt, net of current portion	58,938	58,599
Derivative liability	1,660
Deferred rent	1,083	1,174
Other long-term liabilities	180	272
Total long-term liabilities	61,861	60,045
Stockholders' Equity (Deficit):
Preferred stock, $0.001 par value, 5,000,000 shares authorized, no shares issued or outstanding at December 31, 2017 and December 31, 2016
Common stock, $0.001 par value, 100,000,000 authorized at December 31, 2017 and December 31, 2016; 29,030,757 and 28,996,956 issued and outstanding, respectively, at December 31, 2017; 16,079,902 and 16,060,996 issued and outstanding, respectively, at December 31, 2016	29	16
Treasury stock, at cost, 33,801 shares at December 31, 2017 and 18,906 shares at December 31, 2016	(352)	(232)
Additional paid-in capital	274,584	198,787
Accumulated deficit	(265,308)	(199,536)
Accumulated other comprehensive loss	(6)	(1)
Total stockholders' equity (deficit)	8,947	(966)
Total liabilities and stockholders' equity (deficit)	$ 104,108	$ 79,571